Supplemental Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Condensed Financial Statements Captions [Line Items]
Assets of discontinued operations		$ 2,516,000,000		$ 2,701,000,000
Total current assets	1,000,000,000	3,971,000,000		4,055,000,000
Borrowings related to collateral pledged under receivables loan agreement	140,000,000	200,000,000		250,000,000
Intercompany non-cash adjustment for push-down of income tax balances	1,500,000,000
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Assets of discontinued operations		1,719,000,000	[1]	1,896,000,000
Total current assets	3,229,000,000	5,239,000,000	[1]	4,806,000,000
Investment in subsidiaries	1,578,000,000	2,081,000,000	[1]	2,101,000,000
Guarantor Subsidiaries | Scenario, Previously Reported
Condensed Financial Statements Captions [Line Items]
Assets of discontinued operations		1,810,000,000
Total current assets		5,330,000,000
Investment in subsidiaries		$ 1,990,000,000

[1]	The Supplemental Condensed Consolidating Balance Sheet for the Guarantor Subsidiaries for December 31, 2013 has been revised to present investment in subsidiaries related to discontinued operations within the investment in subsidiary caption. The portion of the Guarantor's investment in subsidiary which related to discontinued operations had previously been presented separately in the assets of discontinued operations caption.